[INVESTORS BANK & TRUST COMPANY LETTERHEAD,
200 CLARENDON STREET,
BOSTON, MA  02116]



March 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Harding, Loevner Funds, Inc. (the "Fund")
File No. 333-09341, 811-7739

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Fund, please accept this letter as certification that the prospectus and statement of additional information for the Fund dated March 1, 2003, do not differ from that contained in Post-Effective Amendement No. 10 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2003.


Please address all comments regarding this filing to the undersigned at (617) 937-7214.


Yours truly,

/s/John M. DelPrete
John M. DelPrete